ORGANIZATION AND NATURE OF OPERATIONS (Details Textual)					1 Months Ended						12 Months Ended
	Oct. 12, 2015	Aug. 05, 2015	Jun. 08, 2015	May 13, 2015	Jul. 31, 2016 CNY (¥)	Jun. 28, 2016 CNY (¥)	Sep. 29, 2015	Sep. 22, 2015	May 28, 2015 HKD	May 24, 2006	Sep. 30, 2017 USD ($) shares	Sep. 28, 2017 CNY (¥)	Dec. 19, 2016 shares	Sep. 30, 2016 shares	Dec. 04, 2001 CNY (¥)	Dec. 24, 1999 CNY (¥)
Common Stock, Shares Authorized | shares											50,000,000		9,000,000	50,000,000
Common Stock, Shares, Issued | shares											13,068,346			9,000,000
Common Stock, Shares, Outstanding | shares											13,068,346			9,000,000
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest											68.90%
Holding Two [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Registered Capital | HKD									HKD 1,000,000
Subsidiary of Limited Liability Company or Limited Partnership, Paid in Capital | $											$ 0
Holding Three [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Registered Capital					¥ 30,000,000						20,000,000	¥ 100,000,000
Subsidiary of Limited Liability Company or Limited Partnership, Paid in Capital | $											$ 0
Proceeds from Contributed Capital					9,900,000
Holding Four [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest							99.00%
Subsidiary of Limited Liability Company or Limited Partnership, Registered and Paid in Capital															¥ 20,000,000
Holding Five [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%					100.00%
Subsidiary of Limited Liability Company or Limited Partnership, Registered and Paid in Capital																¥ 2,880,000
ZK International [Member] | Holding Two [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%							40.00%
No Voting Right [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				100.00%
With Voting Right [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%
HUANG Jian Cong [Member]
Proceeds from Contributed Capital						¥ 100,000
HUANG Jian Cong [Member] | Holding One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	45.00%										31.00%
HUANG Jian Cong [Member] | Holding Three [Member]
Proceeds from Contributed Capital					¥ 100,000
HUANG Jian Cong [Member] | Holding Four [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest							1.00%			45.00%
HUANG Jian Cong [Member] | Holding Five [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			38.89%
WANG Ming Jie [Member] | Holding One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	20.00%										13.80%
WANG Ming Jie [Member] | Holding Four [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest										20.00%
WANG Ming Jie [Member] | Holding Five [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			27.78%
WANG Guo Lin [Member] | Holding One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	20.00%										13.80%
WANG Guo Lin [Member] | Holding Four [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest										20.00%
WANG Guo Lin [Member] | Holding Five [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			22.57%
WANG Jian Di [Member] | Holding One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	10.00%										6.90%
WANG Jian Di [Member] | Holding Four [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest										10.00%
WANG Jian Di [Member] | Holding Five [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			5.55%
WANG Yang Ming [Member] | Holding One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	5.00%										3.40%
WANG Yang Ming [Member] | Holding Four [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest										5.00%
WANG Yang Ming [Member] | Holding Five [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			5.21%
CHENG Kai Chun [Member] | Holding Two [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest									60.00%